BASIS OF PRESENTATION AND LIQUIDITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
BASIS OF PRESENTATION AND LIQUIDITY
Net income (loss)	$ (34,385,000)	$ 13,387,000	$ (65,129,000)
Net cash outflows from operations	25,618,000	41,717,000	92,182,000
Cash and cash equivalents
Cash and cash equivalents	179,584,000	301,626,000	351,507,000	265,843,000
Accumulated deficit	1,153,301,000	1,118,916,000
Subsidiaries | China
Cash and cash equivalents
Cash and cash equivalents	49,300,000
Accumulated deficit	$ 0